Insurance - Summary of Gross and Reinsurers' Share of Insurance Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	$ 11,511	$ 12,816
Life insurance contracts, Life, health and annuity [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	11,481	12,775
Ceded amount	902	861
Net amount	10,579	11,914
Life insurance contracts, Investment contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	41	42
Net amount	41	42
Life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	11,522	12,817
Ceded amount	902	861
Net amount	10,620	11,956
Non-life insurance contracts, Unearned premium provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	7	6
Net amount	7	6
Non-life insurance contracts, Unpaid claims provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	30	41
Ceded amount	1	3
Net amount	29	38
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	37	47
Ceded amount	1	3
Net amount	36	44
Life and non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	11,559	12,864
Ceded amount	903	864
Net amount	$ 10,656	$ 12,000